UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06730

AB LARGE CAP GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2017

Date of reporting period: October 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Large Cap Growth Fund, Inc.

Portfolio of Investments

October 31, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 92.1%
Technology - 30.8%
Computer Services, Software & Systems - 18.3%
Adobe Systems, Inc. (a)	631,070	$67,846,336
Alphabet, Inc.-Class A (a)	34,765	28,156,173
Alphabet, Inc.-Class C (a)	267,958	210,223,769
Cognizant Technology Solutions Corp.-Class A (a)	420,770	21,606,540
Facebook, Inc.-Class A (a)	1,798,265	235,554,732
Intuit, Inc.	124,053	13,489,523
Palo Alto Networks, Inc. (a)	333,490	51,300,767
ServiceNow, Inc. (a)	401,866	35,328,040

		663,505,880

Computer Technology - 4.1%
Apple, Inc.	1,321,302	150,020,629

Electronic Components - 0.9%
Amphenol Corp.-Class A	493,515	32,537,444

Electronic Entertainment - 1.1%
Electronic Arts, Inc. (a)	494,460	38,824,999

Semiconductors & Component - 5.1%
NVIDIA Corp.	757,978	53,937,714
Texas Instruments, Inc.	938,070	66,462,260
Xilinx, Inc.	1,267,860	64,496,038

		184,896,012

Telecommunications Equipment - 1.3%
Arista Networks, Inc. (a)(b)	567,986	48,136,814

		1,117,921,778

Consumer Discretionary - 21.5%
Auto Parts - 0.4%
WABCO Holdings, Inc. (a)	146,910	14,464,759

Cable Television Services - 2.5%
AMC Networks, Inc.-Class A (a)	544,375	26,636,269
Comcast Corp.-Class A	1,068,590	66,060,234

		92,696,503

Cosmetics - 0.6%
Estee Lauder Cos., Inc. (The)-Class A	246,250	21,455,762

Diversified Retail - 3.4%
Costco Wholesale Corp.	246,470	36,445,519
Dollar Tree, Inc. (a)	1,162,130	87,798,921

		124,244,440

Entertainment - 1.4%
Walt Disney Co. (The)	538,067	49,873,430

Leisure Time - 1.6%
Priceline Group, Inc. (The) (a)	39,360	58,025,693

Restaurants - 3.5%
Chipotle Mexican Grill, Inc.-Class A (a)(b)	76,150	27,471,874

Company	Shares	U.S. $ Value
Starbucks Corp.	1,851,202	$98,243,290

		125,715,164

Specialty Retail - 5.8%
Home Depot, Inc. (The)	1,124,314	137,177,551
O’Reilly Automotive, Inc. (a)	75,000	19,833,000
Tractor Supply Co.	278,200	17,423,666
Ulta Salon Cosmetics & Fragrance, Inc. (a)	148,530	36,143,290

		210,577,507

Textiles, Apparel & Shoes - 2.3%
NIKE, Inc.-Class B	1,691,914	84,900,245

		781,953,503

Health Care - 20.9%
Biotechnology - 5.5%
Alexion Pharmaceuticals, Inc. (a)	658,599	85,947,169
Biogen, Inc. (a)	412,566	115,592,742

		201,539,911

Health Care Facilities - 0.4%
VCA, Inc. (a)	247,360	15,202,746

Health Care Management Services - 3.8%
UnitedHealth Group, Inc.	975,822	137,912,923

Health Care Services - 1.9%
Cerner Corp. (a)	941,420	55,148,384
Premier, Inc.-Class A (a)	434,547	13,835,976

		68,984,360

Medical & Dental Instruments & Supplies - 1.9%
Align Technology, Inc. (a)	359,610	30,897,691
Edwards Lifesciences Corp. (a)	397,732	37,872,041

		68,769,732

Medical Equipment - 5.8%
Danaher Corp.	1,104,567	86,763,738
Intuitive Surgical, Inc. (a)	184,323	123,879,802

		210,643,540

Pharmaceuticals - 1.6%
Gilead Sciences, Inc.	777,700	57,262,051

		760,315,263

Financial Services - 7.7%
Asset Management & Custodian - 0.5%
BlackRock, Inc.-Class A	57,480	19,614,475

Financial Data & Systems - 6.7%
Fiserv, Inc. (a)	325,530	32,058,195
Vantiv, Inc.-Class A (a)	521,033	30,407,486
Visa, Inc.-Class A	2,176,681	179,597,949

		242,063,630

Company	Shares	U.S. $ Value
Securities Brokerage & Services - 0.5%
MarketAxess Holdings, Inc.	115,834	$17,463,134

		279,141,239

Consumer Staples - 5.6%
Beverage: Soft Drinks - 1.9%
Monster Beverage Corp. (a)	476,930	68,840,076

Drug & Grocery Store Chains - 3.7%
CVS Health Corp.	1,581,310	132,988,171

		201,828,247

Producer Durables - 4.0%
Diversified Manufacturing Operations - 0.8%
3M Co.	170,280	28,147,284

Scientific Instruments: Control & Filter - 1.6%
Allegion PLC	362,900	23,167,536
IDEX Corp.	151,590	13,103,440
Roper Technologies, Inc.	139,250	24,133,417

		60,404,393

Scientific Instruments: Electrical - 0.8%
AO Smith Corp.	631,530	28,526,210

Scientific Instruments: Gauges & Meters - 0.8%
Mettler-Toledo International, Inc. (a)	71,290	28,806,864

		145,884,751

Materials & Processing - 1.6%
Building Materials - 0.9%
Acuity Brands, Inc.	142,598	31,880,635

Diversified Materials & Processing - 0.7%
Hexcel Corp.	572,723	26,053,169

		57,933,804

Total Common Stocks (cost $2,842,921,193)		3,344,978,585

SHORT-TERM INVESTMENTS - 9.7%
Investment Companies - 9.7%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.26% (c)(d) (cost $353,860,483)	353,860,483	353,860,483

Company	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 101.8% (cost $3,196,781,676)		$3,698,839,068

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.7%
Investment Companies - 1.7%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.26% (c)(d) (cost $63,771,607)	63,771,607	63,771,607

Total Investments - 103.5% (cost $3,260,553,283) (e)		3,762,610,675
Other assets less liabilities - (3.5)%		(128,239,662)

Net Assets - 100.0%		$3,634,371,013

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	As of October 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $571,454,153 and gross unrealized depreciation of investments was $(69,396,761), resulting in net unrealized appreciation of $502,057,392.

Please note: The sector classifications presented herein are based on the Russell sector classification scheme which was developed by Russell Investments. Russell classifies index members into industries that most closely describe the nature of its business and its primary economic orientation.

AB Large Cap Growth Fund

October 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2016:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$3,344,978,585		$	– 0	–	$	– 0	–	$3,344,978,585
Short-Term Investments	353,860,483			– 0	–		– 0	–	353,860,483
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	63,771,607			– 0	–		– 0	–	63,771,607

Total Investments in Securities	3,762,610,675			– 0	–		– 0	–	3,762,610,675
Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total (c)	$3,762,610,675		$	– 0	–	$	– 0	–	$3,762,610,675

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed Income Shares, Inc.-Government Money Market Portfolio for the three months ended October 31, 2016 is as follows:

Market Value 7/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 10/31/16 (000)	Dividend Income (000)
$217,623	$371,038	$234,801	$353,860	$201

A summary of the Fund’s investments of cash collateral for securities loaned transactions in shares of the AB Fixed Income Shares, Inc.-Government Money Market Portfolio for the three months ended October 31, 2016 is as follows:

Market Value 7/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 10/31/16 (000)	Dividend Income (000)
$771	$190,079	$127,078	$63,772	$24,257

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Large Cap Growth Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 23, 2016

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	December 23, 2016